Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Sector Rotation Fund (No Load Shares)
Average Annual Return [Line Items]
Average Annual Return, Percent	32.76%	10.55%	9.25%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	36.35%	15.98%	13.38%